Intangible assets and goodwill	12 Months Ended
Dec. 31, 2017
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Intangible assets and goodwill
16	Intangible assets and goodwill

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost:
At January 1, 2016	713,291	16,664,047	399,350	252,474	940,470	402,378	19,372,010
Additions	—	382,788	26,552	—	65,735	22,141	497,216
Disposals	—	(189,849)	—	—	(65,694)	(62,548)	(318,091)
Transfers	—	(1,697)	9,722	—	343	17,094	25,462
Business combination	1,968	57,217	—	—	5,970	—	65,155
Discontinued operation	—	—	—	—	—	(2,396)	(2,396)

At December 31, 2016	715,259	16,912,506	435,624	252,474	946,824	376,669	19,639,356
Additions	—	361,946	—	—	65,813	47,433	475,192
Disposals	—	(182,339)	—	—	(11,554)	(4,221)	(198,114)
Transfers	—	341,154	—	—	(11,696)	(2,232)	327,226
Business combination (i)	136,626	—	—	—	—	9,299	145,925

At December 31, 2017	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585

Amortization
At January 1, 2016	—	(1,011,806)	(159,004)	(159,789)	(575,411)	(156,311)	(2,062,321)
Additions	—	(483,580)	(11,743)	(22,827)	(151,893)	(60,340)	(730,383)
Disposals	—	175,435	—	—	58,609	62,525	296,569
Transfers	—	(29)	(30,129)	—	—	(4,238)	(34,396)
Discontinued operation	—	—	—	—	—	614	614

At December 31, 2016	—	(1,319,980)	(200,876)	(182,616)	(668,695)	(157,750)	(2,529,917)
Additions	—	(490,025)	(11,740)	(22,827)	(127,584)	(52,266)	(704,442)
Disposals	—	143,331	—	—	8,132	4,218	155,681
Transfers	—	(337,983)	—	—	721	(35)	(337,297)

At December 31, 2017	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)

At December 31, 2016	715,259	15,592,526	234,748	69,858	278,129	218,919	17,109,439

At December 31, 2017	851,885	15,428,610	223,008	47,031	201,961	221,115	16,973,610

(i)	On October 13, 2017, Cosan, through its subsidiary Comma, acquired 100% of the common shares of Stanbridge for the price of R$ 204,767, generating an addition to the segment’s goodwill of Lubricants of R$ 136,626. The consideration transferred, net of cash received, totaled R$ 176,540.

Capitalization of borrowing costs

Capitalized borrowing costs for the year ended December 31, 2017, amounted to R$ 9,799 (R$ 14,625 for the year ended December 31, 2016). The weighted average interest rate used to capitalize borrowing costs on the balance of concession right, was 8.43% p.a. for the year ended December 31, 2017 (11.48% p.a. for the year ended December 31, 2016).

Intangible assets (excluding goodwill)	Annual rate of amortization—%	December 31, 2017	December 31, 2016
Gas distribution concession—Comgás(i)	Concession term	8,197,514	8,240,521
Concession rights—Rumo(ii)	Concession term	7,231,096	7,352,005

		15,428,610	15,592,526
Operating license for port terminal(iii)	4.00	223,008	234,748
Trademarks
Mobil	10.00	22,827	45,654
Comma	—	24,204	24,204

		47,031	69,858
Relationship with customers:
Comgás	20.00	174,458	233,971
Lubricants	6.00	27,503	44,158

		201,961	278,129
Other
Software license	20.00	167,520	146,210
Other		53,595	72,709

		221,115	218,919

Total		16,121,725	16,394,180

(i)	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets;
(ii)	Refers to the concession right agreement of Rumo Malha Norte, which will be amortized until the end of the concession in 2079;
(iii)	Port operating license and customer relationships of Rumo, from the business combinations.

Impairment testing of cash-generating units (“CGU”) goodwill

a)	Cosan Logistics

The Company annually tests recoverable amounts of goodwill arising from business combination operations. Property, plant and equipment and defined-intangible assets that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For the purposes of impairment analysis, concession contracts were defined as cash-generating units. The base date for evaluation and annual testing is September 30.

During the year ended December 31, 2017, we did not identify impairment indicators, so that no impairment test was required for fixed assets and intangible assets with a defined useful life.

The balance of goodwill recorded by the Company is associated with the port lifting operation and terminals, so this cash-generating unit needs to be tested annually.

The recoverable amount of this cash-generating unit was determined by the net sales value of the unit, using the EBITDA multiples technique.

The main assumptions used were (i) EBITDA generated by the cash-generating unit in 2017, and (ii) the average of the multiples practiced by market agents for companies in the Company’s industry.

The calculation resulted in a recoverable amount of R$ 1,709,000, compared to a book value of R$ 811,618, which includes property, plant and equipment and intangible assets.

In the year ended December 31, 2017, no assets and goodwill had their consolidated value reduced by impairment. The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological, and economic conditions in place at the time this recovery is tested and, therefore, it is not possible to determine whether new losses by recovery will occur in the future and, if they occur, whether these would be material.

b)	Cosan S.A.

The Company annually tests recoverable amounts of goodwill (intangible assets with indefinite useful lives) arising from business combinations operations. Property, plant and equipment and defined-intangible assets that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, which is not the case for the year.

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	Consolidated
	December 31, 2017	December 31, 2016
Moove cash generating unit	751,391	614,765
Cosan cash-generating unit other business	43	43

Total goodwill	751,434	614,808

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over aten-year period and carried forward in perpetuity without considering a real growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows as it reflects the estimated time of use of the asset and business groups.

The main assumptions used mainly consider the expectation of growth of the operations based on the Gross Domestic Product segmented, as well as taking into account the levels of average growth experienced in the last years and other macroeconomic aspects, as well as expectation of the price of sales of commodities, using discount rates that reflect specific business-related risks.

All of these future cash flows were discounted at a rate of 10.4% (weighted-average cost of capital) and a growth rate of the final value of 4% from 2027 reflecting specific risks related to the relevant assets in its cash generating unit.

An increase of 6.3 percentage points in the discount rate should change so that the estimated recoverable amount is equal to the book value. The dollar has an impact on projections and, therefore, a fluctuation of in exchange rate would have an effect on the estimate.

As of December 31, 2017 no expense for impairment of assets and goodwill was recognized. The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological and economic conditions in place at the time that such recovery is tested, and therefore, it is not possible to determine whether new reduction losses of recovery will occur in the future and, if they occur, whether these would be material.